COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating Leases, Rent Expense	$ 313,222	$ 284,280	$ 629,964	$ 564,500	$ 1,143,252	$ 936,094
Minimum [Member]
Operating Leases, Rent Expense, Minimum Rentals			247		247
Maximum [Member]
Operating Leases, Rent Expense, Minimum Rentals			$ 26,939		$ 28,695